LONG-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 01, 2021 CNY (¥) shares	Feb. 01, 2021 HKD ($) shares	May 31, 2019 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 31, 2019 CNY (¥)	May 31, 2019 USD ($)
Equity method securities with readily determinable fair value,fair value				¥ 153,326	¥ 94,552
Other Operating Income (Expense) [Member] | Enlarged A Group [Member]
Gain loss on disposal of equity investments with no readily determinable fair value				¥ 110,500
Non controlling interest ownership percentage				2.26%
Finance Income Expense [Member] | Enlarged A Group [Member]
Equity securities without readily determinable fair value upward price adjustment annual amount				¥ 79,541,000
Hongkong Listed Company GXG [Member]
Equity securities with readily determinable fair value cost						¥ 89,517	$ 13
Unrealised gain/(loss) on equity securities with readily determinable fair value				(19,851)	56,383
Equity method securities with readily determinable fair value,fair value				¥ 153,326	¥ 94,552
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Number of shares invested during the period | shares			22,740,000
Payment to acquire equity securities with readily determinable fair values | $			$ 13
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member] | Tencent Zero even Zero Zero HK [Member]
Number of shares invested during the period | shares	106,600	106,600
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member] | Meituan Three Six Nine Zero HK [Member]
Number of shares invested during the period | shares	55,000	55,000
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member] | Tencent And Meituan [Member]
Payment to acquire equity securities with readily determinable fair values	¥ 65,065	$ 77.3